Provisions - Current and Non-Current Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions [abstract]
Current portion of provisions	$ 10,081	$ 10,452
Non-current portion of provisions	50,926	55,302
Total	$ 61,007	$ 65,754	$ 47,726